Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) leases	Dec. 31, 2020 GBP (£) leases
Leases
Number of leases with variable lease payment terms | leases	47	59
Number of leases | leases	110	121
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 362	£ 121
Extension and termination options reasonably certain to be exercised	408	£ 395
Gains (losses) arising from sale and leaseback transactions	£ 33